FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
FINANCIAL RISK MANAGEMENT
Schedule of financial assets

	2016	2017
Loans and receivables
Cash and cash equivalents	29,767	25,145
Trade and other receivables, net	7,900	9,564
Other current financial assets	313	1,005
Other non-current assets	210	183
Available-for-sale financial assets
Available-for-sale investments	1,158	1,541
Total financial assets	39,348	37,438

Schedule of financial liabilities

	2016	2017
Financial liabilities measured at amortized cost
Trade and other payables	13,690	15,791
Accrued expenses	11,283	12,630
Interest-bearing loans and other borrowings
Short-term bank loans	911	2,289
Two-step loans	1,292	1,098
Bonds and notes	9,323	8,982
Long-term bank loans	15,566	18,004
Obligations under finance leases	4,010	3,804
Other borrowings	697	1,295
Other liabilities	—	296
Total financial liabilities	56,772	64,189

Schedule of fair values

			Fair value measurement at reporting date using
			Quoted prices in
			active markets for		Significant
			identical assets or	Significant other	unobservable
			liabilities	observable inputs	inputs
2016	Carrying value	Fair value	(level 1)	(level 2)	(level 3)
Financial assets measured at fair value
Available-for-sale investments	1,158	1,158	1,058	100	—
Financial liabilities for which fair values are disclosed
Interest-bearing loans and other borrowings
Two-step loans	1,292	1,312	—	—	1,312
Bonds and notes	9,323	9,684	9,342	—	342
Long-term bank loans	15,566	15,404	—	—	15,404
Obligations under finance leases	4,010	4,010	—	—	4,010
Other borrowings	697	689	—	—	689
Total	30,888	31,099	9,342	—	21,757

			Fair value measurement at reporting date using
			Quoted prices in
			active markets for		Significant
			identical assets or	Significant other	unobservable
			liabilities	observable inputs	inputs
2017	Carrying value	Fair value	(level 1)	(level 2)	(level 3)
Financial assets measured at fair value
Available-for-sale investments	1,541	1,541	1,151	17	373
	1,541	1,541	1,151	17	373
Financial liabilities for which fair values are disclosed
Interest-bearing loans and other borrowings
Two-step loans	1,098	1,111	—	—	1,111
Bonds and notes	8,982	10,051	10,051	—	—
Long-term bank loans	18,004	18,126	—	—	18,126
Obligations under finance leases	3,804	3,804	—	—	3,804
Other borrowings	1,295	1,365	—	—	1,365
Other liabilities	296	296	—	—	296
Total	33,479	34,753	10,051	—	24,702

There is no gain or loss on fair value measurement recognized in consolidated statements of profit or loss and other comprehensive income in 2017 for investment classified as level 3. There is no movement between fair value hierarchy during 2017.

Schedule of exposure to foreign currency risk

	2016		2017
	U.S. dollar	Japanese yen	U.S. dollar	Japanese yen
	(in millions)	(in millions)	(in millions)	(in millions)
Financial assets	324	6	261	7
Financial liabilities	(272)	(6,169)	(304)	(5,413)
Net exposure	52	(6,163)	(43)	(5,406)

Sensitivity analysis of foreign currencies

Equity/profit (loss)
December 31, 2017
U.S. dollar (1% strengthening)	(6)
Japanese yen (5% strengthening)	(33)

Schedule of interest rate profile of interest-bearing financial instruments

	2016	2017
Fixed rate borrowings	(16,383)	(14,281)
Variable rate borrowings	(15,416)	(21,191)

Schedule of maximum exposure to credit risk of financial assets

	2016	2017
Cash and cash equivalents	29,767	25,145
Other current financial assets	1,471	2,173
Trade and other receivables, net	7,900	9,564
Other non-current assets	210	183
Total	39,348	37,065

Schedule of maturity profile of financial liabilities contractual undiscounted payments

	2016
	Carrying	Contractual					2021 and
	amount	cash flows	2017	2018	2019	2020	thereafter
December 31, 2016
Trade and other payables	13,690	(13,690)	(13,690)	—	—	—	—
Accrued expenses	11,283	(11,283)	(11,283)	—	—	—	—
Interest bearing loans and other borrowings
Bank loans	16,477	(20,421)	(5,875)	(5,635)	(2,883)	(2,565)	(3,463)
Bonds and notes	9,323	(19,670)	(969)	(967)	(1,187)	(3,000)	(13,547)
Obligations under finance leases	4,010	(5,160)	(987)	(892)	(816)	(771)	(1,694)
Other borrowings	697	(1,007)	(60)	(118)	(164)	(153)	(512)
Two-step loans	1,292	(1,487)	(279)	(244)	(216)	(209)	(539)
Total	56,772	(72,718)	(33,143)	(7,856)	(5,266)	(6,698)	(19,755)

	2017
	Carrying	Contractual					2022 and
	amount	cash flows	2018	2019	2020	2021	thereafter
December 31, 2017
Trade and other payables	15,791	(15,791)	(15,791)	—	—	—	—
Accrued expenses	12,630	(12,630)	(12,630)	—	—	—	—
Interest bearing loans and other borrowings
Bank loans	20,293	(24,365)	(7,721)	(5,056)	(3,979)	(2,641)	(4,968)
Bonds and notes	8,982	(18,278)	(929)	(929)	(2,873)	(726)	(12,821)
Obligations under finance leases	3,804	(4,685)	(1,083)	(969)	(866)	(778)	(989)
Other borrowings	1,295	(1,759)	(220)	(303)	(285)	(266)	(685)
Two-step loans	1,098	(1,247)	(251)	(223)	(215)	(190)	(368)
Other liabilities	296	(355)	(17)	(34)	(34)	(135)	(135)
Total	64,189	(79,110)	(38,642)	(7,514)	(8,252)	(4,736)	(19,966)

Schedule of changes in liabilities arising from financing activities

			Non-cash changes
				Foreign
	January 1,			exchange	New	Other	December 31,
	2017	Cash flows	Acquisition	movement	leases	changes	2017
Short term bank loans	911	1,374	—	—	—	4	2,289
Two-step loans	1,292	(228)	—	34	—	—	1,098
Bonds and notes	9,323	(342)	—	0	—	1	8,982
Long term bank loans	15,566	2,200	204	7	—	27	18,004
Other borrowings	697	600	—	—	—	(2)	1,295
Obligations under finance leases	4,010	(724)	—	—	518	(0)	3,804
Total liabilities from financing activities	31,799	2,880	204	41	518	30	35,472